UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  8/31

Date of reporting period: _05/31/16_

Item 1. Schedule of Investments.

Templeton Emerging Markets Fund

Statement of Investments, May 31, 2016 (unaudited)

	Industry	Shares	Value
Common Stocks 90.5%
Argentina 0.3%
MercadoLibre Inc.	Internet Software & Services	4,200	$573,300

Brazil 3.8%
BM&F BOVESPA SA	Diversified Financial Services	46,700	205,675
CETIP SA Mercados Organizados	Capital Markets	121,500	1,428,186
Cia Hering	Specialty Retail	719,900	2,533,267
Duratex SA	Paper & Forest Products	130,793	262,328
Lojas Americanas SA	Multiline Retail	395,760	1,180,246
M Dias Branco SA	Food Products	60,300	1,528,206
Mahle-Metal Leve SA Industria e Comercio	Auto Components	100,100	646,611
Totvs SA	Software	56,700	464,611
			8,249,130
Cambodia 0.2%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	730,000	507,284

China 17.6%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	28,500	2,337,000
[a] Baidu Inc., ADR	Internet Software & Services	18,032	3,219,433
Brilliance China Automotive Holdings Ltd.	Automobiles	13,392,900	12,960,649
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,033,000	4,778,689
COSCO Pacific Ltd.	Transportation Infrastructure	423,400	429,895
Guangzhou Automobile Group Co. Ltd., H	Automobiles	3,766,034	4,308,442
NetEase Inc., ADR	Internet Software & Services	18,500	3,290,040
Shenzhen Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	246,556	392,799
Tencent Holdings Ltd.	Internet Software & Services	105,900	2,352,183
Uni-President China Holdings Ltd.	Food Products	2,788,000	2,532,980
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,592,800	2,058,741
			38,660,851
Hong Kong 4.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	729,000	4,840,560
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	782,800	1,138,318
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	17,217,906	1,074,623
VTech Holdings Ltd.	Communications Equipment	272,100	2,983,338
			10,036,839
Hungary 0.9%
Richter Gedeon Nyrt	Pharmaceuticals	99,610	1,997,574

India 9.1%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	19,129	434,573
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	26,790	1,268,105
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	66,842	846,034
ICICI Bank Ltd.	Banks	1,047,340	3,810,353
Infosys Ltd.	IT Services	100,560	1,867,232
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,249,880	3,917,132
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	161,800	2,304,667
Tata Chemicals Ltd.	Chemicals	171,500	1,100,977
Tata Consultancy Services Ltd.	IT Services	95,360	3,643,596
[a] Tata Motors Ltd., A	Automobiles	159,080	743,992
			19,936,661
Indonesia 4.3%
Astra International Tbk PT	Automobiles	12,241,000	5,914,393
Bank Danamon Indonesia Tbk PT	Banks	14,835,785	3,562,326
			9,476,719
Jordan 0.3%
Arab Potash Co. PLC	Chemicals	22,241	533,922

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Fund

Statement of Investments, May 31, 2016 (unaudited) (continued)

Mexico 0.3%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	100	1,225
Nemak SAB de CV	Auto Components	510,700	650,977
[a] Telesites SAB de CV	Diversified Telecommunication
	Services	100	64
			652,266
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	129,725	87,982

Pakistan 2.0%
MCB Bank Ltd.	Banks	1,924,810	3,798,243
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	387,600	515,445
			4,313,688
Peru 3.0%
[a] Compania de Minas Buenaventura SA, ADR	Metals & Mining	691,565	6,611,361

Russia 7.3%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	928,744	4,060,469
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	101,006	3,863,479
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	89,660	3,429,495
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	104,066	2,060,507
[b] TMK PAO, GDR, Reg S	Energy Equipment & Services	165,233	464,305
[a] Yandex NV, A	Internet Software & Services	109,621	2,258,192
			16,136,447
South Africa 3.7%
[a] Impala Platinum Holdings Ltd.	Metals & Mining	70,472	201,870
Massmart Holdings Ltd.	Food & Staples Retailing	137,533	1,046,821
MTN Group Ltd.	Wireless Telecommunication
	Services	109,540	854,185
Naspers Ltd., N	Media	41,586	6,119,238
			8,222,114
South Korea 12.6%
Daelim Industrial Co. Ltd.	Construction & Engineering	23,656	1,615,524
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	8,190	630,863
Hankook Tire Co. Ltd.	Auto Components	17,600	756,945
Hanon Systems	Auto Components	152,840	1,585,570
Hyundai Development Co.	Construction & Engineering	124,990	4,703,648
iMarketkorea Inc.	Trading Companies & Distributors	51,372	563,143
Interpark Corp.	Internet & Catalog Retail	88,106	551,370
KT Skylife Co. Ltd.	Media	59,360	765,392
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	9,000	9,767,571
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	160,300	3,864,532
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	16,187	2,223,134
Youngone Corp.	Textiles, Apparel & Luxury Goods	17,230	607,154
			27,634,846
Taiwan 8.7%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	222,000	1,689,352
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	1,347,400	3,311,652
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	16,000	1,335,379
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	707,000	1,473,007

Templeton Emerging Markets Fund

Statement of Investments, May 31, 2016 (unaudited) (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,376,000	11,409,758
			19,219,148
Thailand 6.0%
Kasikornbank PCL, fgn.	Banks	584,800	2,878,210
Kiatnakin Bank PCL, fgn.	Banks	1,805,400	2,095,193
Land and Houses PCL, fgn.	Real Estate Management &
	Development	3,829,058	915,505
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	454,047	987,197
Siam Commercial Bank PCL, fgn.	Banks	1,023,600	3,835,638
Thai Beverage PCL, fgn.	Beverages	2,347,000	1,491,484
Univanich Palm Oil PCL, fgn.	Food Products	5,236,000	981,018
			13,184,245
Turkey 0.9%
Akbank TAS	Banks	766,307	2,070,152
United Kingdom 4.9%
Unilever PLC	Personal Products	236,133	10,758,307

Total Common Stocks (Cost $180,175,646)			198,862,836
Participatory Notes 0.8%
Saudi Arabia 0.8%
[c] HSBC Bank PLC,
Saudi Basic Industries Corp., 144A, 10/31/16	Chemicals	80,339	1,756,722
Savola Al-Azizia United Co., 144A, 2/06/17	Food Products	2,000	20,000
Total Participatory Notes (Cost $1,701,525)			1,776,722
Preferred Stocks 5.2%
Brazil 5.2%
Banco Bradesco SA, ADR, pfd.	Banks	891,251	5,579,231
Itau Unibanco Holding SA, ADR, pfd.	Banks	683,680	5,476,277
[a] Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	105,134	463,641
Total Preferred Stocks (Cost $8,055,865)			11,519,149
Total Investments before Short Term Investments (Cost $189,933,036)			212,158,707

Short Term Investments (Cost $7,567,152) 3.4%
Money Market Funds 3.4%
United States 3.4%
[a,d] Institutional Fiduciary Trust Money Market Portfolio		7,567,152	7,567,152
Total Investments (Cost $197,500,188) 99.9%			219,725,859
Other Assets, less Liabilities 0.1%			143,923
Net Assets 100.0%			$219,869,782

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2016, the aggregate value of these securities was $2,524,812, representing 1.15% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
May 31, 2016, the aggregate value of these securities was $1,776,722, representing 0.81% of net assets.
d See Note 5 regarding investments in affiliated management investment companies.

Templeton Emerging Markets Fund
Statement of Investments, May 31, 2016 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Templeton Emerging Markets Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$201,718,488

Unrealized appreciation	$53,688,458
Unrealized depreciation	(35,681,087)
Net unrealized appreciation (depreciation)	$18,007,371

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	8,237,192	63,651,527	(64,321,567)	7,567,152	$7,567,152	$	- $	-	0.04%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a]
Russia	$8,212,499	$7,923,948		$-	$16,136,447
All other Equity Investments[b]	194,245,538	-		-	194,245,538
Participatory Notes	-	1,776,722		-	1,776,722
Short Term investments	7,567,152	-		-	7,567,152
Total Investments in Securities	$210,025,189	$9,700,670		$-	$219,725,859

a Includes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2016, is as follows:

	Balance at								Net Unrealized		Balance at
	Beginning of		Purchases	Transfers Into	Transfers Out		Cost Basis	Net Realized	Appreciation		End of
	Period		(Sales)	Level 3	of Level 3		Adjustments	Gain (Loss)	(Depreciation)		Period
Assets
Investments in Securities:
Equity Investments:
China	$4,737,415	$	- $	-	$4,261,975	$	- $	- $	(475,440	) $	-

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016